Debt - Summary of Long-Term Debt Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term borrowing	$ 536,977	$ 752,520
Less: Amounts due within one year	24,264	48,125
Total long-term debt	512,713	704,395
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term borrowing	495,000	493,461
Term Loan [Member]
Debt Instrument [Line Items]
Long-term borrowing		212,070
Amortizing Notes [Member]
Debt Instrument [Line Items]
Long-term borrowing		7,932
Other, Including Capital Lease Obligation [Member]
Debt Instrument [Line Items]
Long-term borrowing	1,780	7,180
North Ocean 105 Construction Financing [Member]
Debt Instrument [Line Items]
Long-term borrowing	24,511	$ 31,877
Vendor Equipment Financing [Member]
Debt Instrument [Line Items]
Long-term borrowing	$ 15,686